Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related party transactions
Repayment of loans to a related party	¥ (41,981)	¥ (34,079)	¥ (4,000)
Repayment of loans from a related party	21,649	11,850	12,412
Loans borrowed from a related party	4,000	13,000	9,000
Interest on loans borrowed from a related party	205	440	208
Repayment of on loans borrowed from a related party	853	0	0
Interest income from deposits placed with a related party finance entity	42,820	24,835	24,331
Net (withdrawals)/ deposits of cash at a related party finance entity	(302,266)	267,937	(509,067)
Term deposits placed with a related party finance entity	4,180,615	3,816,762	4,709,697
Maturity of term deposits placed with a related party finance entity	3,233,296	4,282,255	3,526,603
Rental expenses		0	33,814
Purchase of Right-of-use assets	3,509	529,406	0
Interest on lease liabilities	227	3,624	0
Payments of lease liabilities	976	529,377	0
Payments of expenses by the Group on behalf of related parties	14,748	10,253	6,750
Payments of expenses by related parties on behalf of the Group	4,852	2,958	2,731
Collection by the Group on behalf of related parties	61,764	34,936	46,922
Purchase of leasehold improvement from a related party	68,070	118,718	38,520
Purchase of food products from related parties	111,835	75,654	70,045
Operation and management service provided to related parties	17,822	8,045	30,081
Other service and product provided to related parties	4,641	3,181	3,165
Service provided by related parties	23,573	20,364	23,669
Acquisition of subsidiaries	56,866	200	0
Dividends paid to a non-controlling shareholder of subsidiaries		21,145	7,482
Payments to a non-controlling shareholder upon the liquidation of subsidiaries		3,713	0
Capital contribution	3,560	0	¥ 15,000
Other receivables due from related parties	53,868	77,442
Cash held at a related party finance entity	200,023	502,289
Term deposits placed with a related party finance entity	1,898,242	921,601
Other payables due to related parties	134,982	156,709
Lease liabilities	5,554	3,628
- Current portion	1,504	1,338
- Non-current portion	¥ 4,050	¥ 2,290